1-800-MUTUALS ADVISOR SERIES
                 Supplement to Prospectus Dated January 22, 2002
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                 GENERATION WAVE AGGRESSIVE GROWTH FUND (GWAGX)
                       GENERATION WAVE GROWTH FUND (GWGFX)
                 GENERATION WAVE ALTERNATIVE GROWTH FUND (GWLGX)
                  GENERATION WAVE BALANCED GROWTH FUND (GWBGX)
                GENERATION WAVE CONSERVATIVE GROWTH FUND (GWCGX)



     Effective immediately, the Generation Wave Conservative Growth Fund, a series of 1-800-MUTUALS Advisor Series, will be closed to new purchases.




                      This Supplement is dated May 28, 2002








               Please retain this Supplement with your Prospectus.